Commissions and expenses (Tables)	12 Months Ended
Dec. 31, 2025
Aegon Ltd. [member]
Disclosure Of Commissions And Expenses [line items]
Summary of Commissions and Expenses

	2025	2024
Employee expenses	156	80

Administration expenses	108	65

Cost sharing to group companies	(55)	(51)

Total	209	95